Accrued Expenses and Other Payables (Details) - Schedule of accrued expenses and other payables - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued expenses and other payables [Abstract]
Accrued professional fees	$ 212,525	$ 1,376,450	$ 188,749
Accrued vacation and benefits	342,187	174,771	127,999
Accrued communication and technology expenses	182,963	114,754	83,724
Accrued electricity expenses for crypto mining	131,410
Payable to Grandshore on Sponsor entities	179,764
Other payables	64,195	97,119	16,973
Accrued expenses and other payables	$ 1,113,045	$ 1,763,094	$ 417,445